Net Income Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income (loss) per share		800,000
Numerator:
Net income attributable to SINA	$ 176,802,000	$ 45,132,000	$ 31,738,000
Denominator:
Weighted average ordinary shares outstanding	64,950,000	66,741,000	66,401,000
Basic net income per share attributable to SINA (in dollars per share)	$ 2.72	$ 0.68	$ 0.48
Numerator:
Net income attributable to SINA	176,802,000	45,132,000	31,738,000
Less: Effect on consolidated net income per share of dilutive shares of the Company's equity interests	(2,106,000)	(959,000)	(555,000)
Add: Effect on interest expenses and amortized issuance cost of convertible debt	13,539,000
Net income attributable for calculating diluted net income per share	188,235,000	44,173,000	31,183,000
Denominator:
Weighted average ordinary shares outstanding	64,950,000	66,741,000	66,401,000
Weighted average ordinary shares equivalents: Effects of dilutive securities
Stock options (in shares)	74,000	264,000	294,000
Unvested restricted share units (in shares)	74,000	82,000	104,000
Convertible debt (in shares)	6,467,000		50,000
Shares used in computing diluted net income per share attributable to SINA	71,565,000	67,087,000	66,849,000
Diluted net income per share attributable to SINA (in dollars per share)	$ 2.63	$ 0.66	$ 0.47
Weibo
Anti-dilutive share
Effect from preferred shares on consolidated net income per share of dilutive shares	$ 0	$ 0